Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0001862935
Registrant Name	Currenc Group Inc.
Registration File Number	333-284957
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES